Financial Instruments and Derivatives - Carrying Amount and Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	$ 184.7	$ 255.0
Financial assets, at fair value	184.7	255.0
Financial liabilities, carrying value	1,573.8	938.6
Financial liabilities, at fair value	1,611.3	908.2
Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	184.7	255.0
Financial liabilities, at fair value	1,611.3	908.2
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	30.5	55.2
Financial liabilities, at fair value	30.5	55.2
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	30.5	55.2
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	1,543.3	883.4
Financial liabilities, at fair value	1,580.8	853.0
Senior notes | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior notes | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,580.8	853.0
Senior notes | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	184.7	255.0
Financial assets, at fair value	184.7	255.0
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	184.7	255.0
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 0.0	$ 0.0